Stock Option Plans	12 Months Ended
Feb. 24, 2012
Stock Option Plans [Abstract]
Stock Option Plans
11.	Stock Option Plans

The following is a summary of the status of the Company's Stock Option Plans:

	Fiscal year ended
	February 24, 2012		February 25, 2011
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	260,921	$4.44	269,185	$4.53
Granted	10,000	$2.00	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	(8,264)	$7.29
Outstanding at end of year	270,921	$4.35	260,921	$4.44

Options exercisable at year end	223,254		185,587
Weighted average fair value of options granted during the year		$0.89		$-

The following information applies to options outstanding at February 24, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at February 24, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable at February 24, 2012	Weighted average exercise price
Less than $2.64	123,000	7.95	$2.59	75,333	$2.64
$5.12	80,000	4.01	$5.12	80,000	$5.12
$6.07 to $7.24	67,921	3.58	$6.65	67,921	$6.65
Total	270,921			223,254

The cost for stock option compensation was $101 and $98 in fiscal 2012 and fiscal 2011, respectively.  At February 24, 2012, there were 67,921 options outstanding under the 1999 Incentive Stock Option Plan, which expired in August 2008.

At February 24, 2012, the Company had two stock-based compensation plans:

Emploee, Director and Consultant Stock Plan

In July 2009, the Company adopted the 2009 Employee, Director and Consultant Stock Plan.  This Plan authorizes the Board of Directors (or a committee appointed under the Board) to grant option awards for the purchase of Common Stock or Common Stock awards of up to 1,000,000 shares of Common Stock to employees, officers, directors, consultants, and advisors of the Company and its Subsidiaries.  The plan allows for the establishment of an exercise price at the time each option is granted.  The exercise price shall not be less than the fair market value (or in the case of a ten percent owner, 110%) of a share of the Company's Common Stock on the date of grant of such option.  The plan also allows the Board or its appointed committee to establish the exercise period(s) of any option awards.  Granted options have a maximum term of 10 years.  This Plan was approved by the shareholders on July 2, 2009.  As of February 24, 2012, there were 877,000 shares available to be granted under this Plan.

Non-employee Director Stock Plan

In September 2005, the Company adopted a stock option plan which allows for the granting to non-employee members of ETC's Board of Directors of options to purchase up to 600,000 shares of Common Stock.  The plan provides that the exercise price shall not be less than 100% of the current market price of the stock on the date of the grant.  The amount of each individual award and the vesting period are determined by the Board of Directors or its appointed committee.  Granted options have a maximum term of 10 years.  The Plan shall remain in effect until terminated by the Board of Directors.  At February 24, 2012, there were 520,000 shares available to be granted under this Plan.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes options-pricing model.  There were 10,000 shares of stock options granted in fiscal 2012; there were no grants in fiscal 2011.